Equity Awards - Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) (Verso Paper Corp. 2008 Incentive Award Plan, Service and performance-based employee and director stock options)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rates based on historical industry volatility		90.65%	90.22%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	3 years	3 years	4 years 6 months
Volatility rates based on historical industry volatility	94.39%
Risk-free interest rates	0.57%	1.18%	2.19%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	5 years	5 years	5 years
Volatility rates based on historical industry volatility	102.22%
Risk-free interest rates	0.83%	2.16%	2.59%